UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: 7/31/2008

Date of reporting period:  10/31/2007

Item 1. Schedule of Investments.

THE MEXICO EQUITY AND INCOME FUND, INC.
		October 31, 2007
Schedule of Investments (Unaudited)

MEXICO - 97.93%	Shares	Value

COMMON STOCKS - 96.43%

Airlines - 1.33%
Grupo Aeroportuario del Centro Norte, S.A. de C.V.	256,500	$989,916
Grupo Aeroportuario del Pacifico, S.A. de C.V. - Class B	174,500	917,465
Grupo Aeroportuario del Sureste, S.A. de C.V. - Class B	116,900	693,342
		2,600,722

Cement - 4.02%
Cemex, S.A. de C.V. CPO	1,301,900	3,951,183
Corporacion Moctezuma, S.A. de C.V.	500,000	1,594,373
Grupo Cementos de Chihuahua, S.A. de C.V.	415,600	2,326,580
		7,872,136

Communications - 11.90%
America Movil, S.A. de C.V. - Class L	4,680,644	14,868,315
America Movil, S.A. de C.V. - Class L ADR	60,070	3,927,977
Axtel, S.A. de C.V. CPO (a)	1,725,609	4,487,797
		23,284,090

Financial Groups - 7.82%
GBM Grupo Bursatil Mexicano, S.A. de C.V. Casa de Bolsa (a)	4,909,767	6,124,258
Grupo Financiero Banorte, S.A. de C.V. - Class O	1,991,000	9,179,607
		15,303,865

Food, Beverage, and Tobacco - 3.27%
Fomento Economico Mexicano, S.A. de C.V.	1,821,900	6,399,077

Housing - 5.51%
Desarrolladora Homex, S.A. de C.V. (a)	9,500	89,801
Desarrolladora Homex, S.A. de C.V. - ADR (a)	40,500	2,288,655
Consorcio ARA, S.A. de C.V.	2,166,800	2,438,603
SARE Holding, S.A. de C.V. (a)	3,430,106	5,961,066
		10,778,125

Industrial Conglomerates - 5.75%
Alfa, S.A. - Class A	362,800	2,416,171
Industrias CH, S.A. - Class B (a)	756,700	3,009,058
Mexichem, S.A. de C.V.	1,414,360	5,820,597
		11,245,826

Infrastructure - 26.31%
Carso Infraestructura y Construccion, S.A. de C.V. (a)	6,671,100	7,207,603
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	2,325,750	16,200,089
Grupo Mexicano de Desarrollo, S.A. (a)	1,867,600	6,785,540
Impulsora del Desarrollo y el Empleo en America Latina, S.A. de C.V. (a)	4,000,600	6,205,855
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	4,134,500	15,083,897
		51,482,985

Media - 1.82%
Grupo Televisa, S.A. CPO	344,200	1,686,055
Grupo Televisa, S.A. - ADR	75,500	1,876,175
		3,562,230

Schedule of Investments (continued)

COMMON STOCKS (continued)	Shares	Value

Mining - 7.58%
Grupo Mexico, S.A. - Series B	1,076,200	$9,759,229
Industrias Penoles, S.A.	211,300	5,071,795
		14,831,023

Real Estate Developer - 6.31%
Grupe, S.A. de C.V. (a)(b)	4,071,100	12,351,708
		12,351,708

Retailing - 9.54%
Wal-Mart de Mexico, S.A. de C.V. - Class V	4,608,790	18,677,216

Shipping - 0.34%
Grupo TMM, S.A. - ADR (a)	216,800	665,576

Waste Management - 4.93%
Promotora Ambiental, S.A. de C.V. (a)	2,702,000	9,654,978

TOTAL COMMON STOCKS (Cost $121,034,165)		$188,709,557

INVESTMENT COMPANIES - 1.50%	Shares

GBM Fondo de Mercado de Dinero S.A. de C.V., SIID para Personas Fisicas (a)	900,760	2,236,188

Inversion Horizonte S.A. de C.V. SIID	5,820,732	704,928

TOTAL INVESTMENT COMPANIES (Cost $2,919,727)		$2,941,116

TOTAL MEXICO (Cost $123,953,892)		$191,650,673

UNITED STATES - 0.23%	Shares

INVESTMENT COMPANIES - 0.23%

First American Treasury Obligation - Class A, 3.797%	455,544	455,544

TOTAL INVESTMENT COMPANIES (Cost $455,544)		$455,544

TOTAL UNITED STATES (Cost $455,544)		$455,544

TOTAL INVESTMENTS - 98.17% (Cost $124,409,436)		$192,106,217

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.83%		3,588,638

TOTAL NET ASSETS - 100.00%		$195,694,854

Footnotes and Abbreviations
ADR - American Depository Receipts.
(a) Non-income producing security.
(b) Affiliated company.

The cost basis of investments for federal income tax purposes at October 31, 2007 was as follows:

Cost of investments*	$192,106,217
Gross unrealized appreciation	68,375,003
Gross unrealized depreciation	(678,222)
Net unrealized appreciation	$67,696,781

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity and Income Fund, Inc.

By (Signature and Title) /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date  December 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date  December 17, 2007

By (Signature and Title)   /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date  December 17, 2007